Interim condensed consolidated statement of financial position - RUB (₽) ₽ in Millions	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	₽ 2,442	₽ 2,346
Goodwill and other intangible assets	11,232	11,316
Investments in associates	1,250	1,118
Long-term debt securities and deposits	5,280	4,015
Long-term loans	264	265
Other non-current assets	72	83
Deferred tax assets	250	217
Total non-current assets	20,790	19,360
Current assets
Trade and other receivables	4,588	6,162
Short-term loans	12,150	11,419
Short-term debt securities and deposits	1,166	1,136
Prepaid income tax	279	259
Other current assets	1,097	917
Cash and cash equivalents	32,240	42,101
Total current assets	51,520	61,994
Assets held for sale	58	123
Total assets	72,368	81,477
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserve	2,596	2,576
Retained earnings	11,132	10,557
Translation reserve	464	289
Total equity attributable to equity holders of the parent	28,137	27,367
Non-controlling interests	40	70
Total equity	28,177	27,437
Non-current liabilities
Long-term debt	1,863	1,545
Long-term lease liabilities	1,142	1,017
Long-term customer accounts	438	444
Other non-current liabilities	68	45
Deferred tax liabilities	724	749
Total non-current liabilities	4,235	3,800
Current liabilities
Trade and other payables	24,225	27,295
Customer accounts and amounts due to banks	13,200	21,519
Dividends payable	1,072
Short-term lease liabilities	397	340
VAT and other taxes payable	174	184
Other current liabilities	888	902
Total current liabilities	39,956	50,240
Total equity and liabilities	₽ 72,368	₽ 81,477